Summary of Significant Accounting Policies (Details) - Schedule of intangible asset classes for amortization periods	12 Months Ended
Aug. 31, 2021
Trademarks and brand names [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible asset classes for amortization periods [Line Items]
Finite lived intangible asset useful life	10 years-indefinite
Core curriculum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible asset classes for amortization periods [Line Items]
Finite lived intangible asset useful life	10 years
Customer relationship, backlog and student base [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible asset classes for amortization periods [Line Items]
Finite lived intangible asset useful life	0.6-7 years
Non-compete agreements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible asset classes for amortization periods [Line Items]
Finite lived intangible asset useful life	4-8 years
Software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible asset classes for amortization periods [Line Items]
Finite lived intangible asset useful life	5 years
License [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible asset classes for amortization periods [Line Items]
Finite lived intangible asset useful life	3 years